Transition to IFRS 9 - Additional Information (Detail) - IFRS 9 [member] £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Transition to IFRS 9 [line items]
Effective interest rate	3.35%
Interest income recognized	£ 21